Intangible Assets	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Intangible assets
25.	Intangible assets

	Trademarks and licenses	Computer software and others	Total
	RMB’000	RMB’000	RMB’000
As of January 1, 2022
Cost	1,815,576	258,189	2,073,765
Accumulated amortization	(5,000)	(141,202)	(146,202)
Impairment	(963,948)	(64,209)	(1,028,157)

Net book amount	846,628	52,778	899,406

Year ended December 31, 2022
Opening net book amount	846,628	52,778	899,406
Additions	—	2,134	2,134
Disposals/Write off	(426,000)	(756)	(426,756)
Impairment	426,000	(403)	425,597
Amortization charge	—	(15,325)	(15,325)

Closing net book amount	846,628	38,428	885,056

As of December 31, 2022
Cost	1,389,576	253,145	1,642,721
Accumulated amortization	(5,000)	(150,105)	(155,105)
Impairment	(537,948)	(64,612)	(602,560)

Net book amount	846,628	38,428	885,056

	Trademarks and licenses	Computer software and others	Total
	RMB’000	RMB’000	RMB’000
As of January 1, 2023
Cost	1,389,576	253,145	1,642,721
Accumulated amortization	(5,000)	(150,105)	(155,105)
Impairment	(537,948)	(64,612)	(602,560)

Net book amount	846,628	38,428	885,056

Year ended December 31, 2023
Opening net book amount	846,628	38,428	885,056
Additions	—	1,503	1,503
Disposals/Write off	(537,948)	(618)	(538,566)
Impairment	537,948	—	537,948
Amortization charge	—	(11,022)	(11,022)

Closing net book amount	846,628	28,291	874,919

As of December 31, 2023
Cost	846,628	252,527	1,099,155
Accumulated amortization	—	(159,624)	(159,624)
Impairment	—	(64,612)	(64,612)

Net book amount	846,628	28,291	874,919

	Trademarks and licenses	Computer software and others	Total
	RMB’000	RMB’000	RMB’000
As of January 1, 2024
Cost	846,628	252,527	1,099,155
Accumulated amortization	—	(159,624)	(159,624)
Impairment	—	(64,612)	(64,612)

Net book amount	846,628	28,291	874,919

Year ended December 31, 2024
Opening net book amount	846,628	28,291	874,919
Acquisition of subsidiaries	18,379	126,154	144,533
Additions	28,306	22,515	50,821
Disposals	—	(74,430)	(74,430)
Amortization charge	—	(39,766)	(39,766)

Closing net book amount	893,313	62,764	956,077

As of December 31, 2024
Cost	893,313	346,523	1,239,836
Accumulated amortization	—	(219,593)	(219,593)
Impairment	—	(64,166)	(64,166)

Net book amount	893,313	62,764	956,077

(a)	Impairment tests for intangible assets
The trademarks and licenses were intangible assets acquired in business combinations as part of the reorganization of the Group. Most of the trademarks and licenses acquired were determined to have indefinite useful life as there is no foreseeable limit to the period over which these assets are expected to generate net cash inflows for the Group.
For the purposes of impairment assessment, the recoverable amount of the trademarks and licenses with indefinite life was determined based on the higher of the fair value less cost of disposal and value-in-use
calculations. Given there is no active market for the Group’s trademarks and licenses with indefinite life, management did the value-in-use
calculations to determine the recoverable amounts based on discounted cash flows projections.
Based on management’s assessment on the recoverable amounts of the intangible assets, no impairment loss was recognized for the years ended December 31, 2022, 2023 and 2024. However, subsequent impairment tests may be based on different assumptions and future cash flow projections, which may result in impairment losses for these assets in the foreseeable future.
The trademarks and licenses of the Group are primarily relating to trademark rights of Puhui of RMB800.7 million. As the contractual tenor of its loan products is generally 36 months, the cash flow forecast period of Puhui was eight years based on a financial budget covering a five-year period approved by management. The key assumption used for value-in-use
calculations of trademark rights of Puhui is as follows:

	December 31, 2022	December 31, 2023	December 31, 2024
	(Restated )	(Restated )
Revenue growth rates	-16.9% - 2.3%	-25.1% - 5.6%	-1.1% - 16.1%

Management has determined the values assigned to the above key assumption as follows:

Assumption	Approach used to determine values
Revenue growth rates	Based on recent policy and industry factors, past performances and management’s expectations of business development.
The excess of the recoverable amount of Puhui’s trademark over its carrying amount:

	December 31, 2022	December 31, 2023	December 31, 2024
	RMB’000	RMB’000	RMB’000
	(Restated )	(Restated )
Excess of the recoverable amount of trademark rights of Puhui over its carrying amount	2,428,544	965,287	1,201,371
As of December 31, 2022, 2023 and 2024, the
pre-tax
discount rates applied to the cash flow projections were 21%, 20% and 20%, respectively. As of December 31, 2022, 2023 and 2024, the long-term growth rate used to extrapolate cash flow projections beyond the budget period were 2%, 2% and 2%, respectively.
While it is impracticable for the Group to estimate the impact on future periods, the following table sets forth the impact of management judgement of reasonable possible scenarios in the above key assumption, with all other variables held constant, on Puhui’s trademark rights impairment testing at the dates indicated. As shown below, the possible changes of the key parameter would not cause the carrying amount of trademark rights of Puhui to exceed its recoverable amount at the dates indicated.

	Unfavourable Change			Favourable Change
As of December 31, 2022	Change in assumption	Change in the excess of the recoverable amount of trademark rights of Puhui over its carrying amount	Excess of the recoverable amount of trademark rights of Puhui over its carrying amount	Change in assumption	Change in the excess of the recoverable amount of trademark rights of Puhui over its carrying amount	Excess of the recoverable amount of trademark rights of Puhui over its carrying amount
		RMB’000	RMB’000		RMB’000	RMB’000
	(Restated)	(Restated)	(Restated)	(Restated)	(Restated)	(Restated)
Revenue growth rates (Gross Annual Growth Rate, “GAGR”)	-230BP	(296,243)	2,132,301	+230BP	322,027	2,750,571

	Unfavourable Change			Favourable Change
As of December 31, 2023	Change in assumption	Change in the excess of the recoverable amount of trademark rights of Puhui over its carrying amount	Excess of the recoverable amount of trademark rights of Puhui over its carrying amount	Change in assumption	Change in the excess of the recoverable amount of trademark rights of Puhui over its carrying amount	Excess of the recoverable amount of trademark rights of Puhui over its carrying amount
		RMB’000	RMB’000		RMB’000	RMB’000
	(Restated)	(Restated)	(Restated)	(Restated)	(Restated )	(Restated )
Revenue growth rates (GAGR)	-230BP	(167,050)	798,237	+230BP	181,816	1,147,103

	Unfavorable Change			Favorable Change
As of December 31, 2024	Change in assumption	Change in the excess of the recoverable amount of trademark rights of Puhui over its carrying amount	Excess of the recoverable amount of trademark rights of Puhui over its carrying amount	Change in assumption	Change in the excess of the recoverable amount of trademark rights of Puhui over its carrying amount	Excess of the recoverable amount of trademark rights of Puhui over its carrying amount
		RMB’000	RMB’000		RMB’000	RMB’000
Revenue growth rates (GAGR)	-230BP	(171,901)	1,029,470	+230BP	185,781	1,387,152